Expense Example - Small-Cap Value ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	164	508	876	1,911	264	811	1,385	2,944